Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 41,844	$ 48,126	$ 503,204
Prepaid expenses	152,906	304,314	400,073
Other current assets	3,336	8,334	0
Total current assets	198,086	360,774	903,277
Marketable securities held in Trust Account	49,362,200	234,716,046	232,320,844
Other assets		0	302,847
Total assets	49,560,286	235,076,820	233,526,968
Current liabilities
Accounts payable	5,773,862	676,652	2,810
Accrued professional services fees	1,547,171	3,091,220	168,810
Accrued expenses	68,554	42,267	11,501
Total current liabilities	7,938,000	4,010,139	391,582
Deferred underwriting fees payable		0	8,050,000
Derivative warrant liabilities	446,760	614,040	12,240,000
Deferred legal fees	0	343,437	343,437
Total liabilities	8,384,760	4,967,616	21,025,019
Commitments and Contingencies (Note 5)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 4,718,054 and 23,000,000 shares at $10.44 and $10.20 per share at June 30, 2023 and December 31, 2022, respectively	49,262,200	234,616,046	232,300,000
Shareholders' deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(8,087,249)	(4,507,417)	(19,798,626)
Total shareholders' deficit	(8,086,674)	(4,506,842)	(19,798,051)
Total Liabilities, Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	49,560,286	235,076,820	233,526,968
Related Party [Member]
Current liabilities
Promissory note - related party	548,413	200,000	208,461
Common Class A [Member]
Current liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value; 4,718,054 and 23,000,000 shares at $10.44 and $10.20 per share at June 30, 2023 and December 31, 2022, respectively	49,262,200	234,616,046	232,300,000
Shareholders' deficit
Common Stock, Value, Issued	0	0	0
Common Class B [Member]
Shareholders' deficit
Common Stock, Value, Issued	$ 575	$ 575	$ 575